DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2022
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2022, 2021 and 2020.

US$ MILLIONS	2022	2021	2020
Cost of inventory	$2,881	$1,308	$706
Depreciation and amortization	2,158	2,036	1,705
Compensation	1,707	1,517	1,284
Fuel, transportation and distribution costs	1,624	1,514	1,291
Operations and maintenance costs	852	733	720
Marketing and administrative costs	535	477	447
Utilities	500	409	171
Other direct operating costs	253	253	224
Total	$10,510	$8,247	$6,548